Schedule of maturity analysis (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	£ 3,752,878	£ 4,129,297
Interest on Lease Liabilities	850,245	1,104,195
[custom:LeasesLiabilities-0]	2,902,633	3,025,102
Lease liabilities	16,634,497	3,025,102	£ 3,438,521
Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	297,550	538,750
Interest on Lease Liabilities	18,408	54,845
Lease liabilities	279,142	483,905
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	3,455,328	3,590,546
Interest on Lease Liabilities	831,837	1,049,349
Lease liabilities	2,623,491	2,541,197
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,010,039	693,568
Interest on Lease Liabilities	244,281	250,866
[custom:LeasesLiabilities-0]	765,758	442,702
Lease liabilities		442,702
Not later than one year [member] | Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	241,200	241,200
Interest on Lease Liabilities	16,651	36,437
Lease liabilities	224,549	204,763
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	768,839	452,367
Interest on Lease Liabilities	227,630	214,429
Lease liabilities	541,209	237,938
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,849,762	2,094,976
Interest on Lease Liabilities	525,317	645,725
[custom:LeasesLiabilities-0]	1,324,445	1,449,251
Lease liabilities		1,449,251
Later than one year and not later than five years [member] | Sale and Leaseback Arrangements [Member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	56,350	297,550
Interest on Lease Liabilities	1,757	18,408
Lease liabilities	54,593	279,142
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	1,793,412	1,797,426
Interest on Lease Liabilities	523,560	627,316
Lease liabilities	1,269,852	1,170,110
Later than five years [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	893,077	1,340,753
Interest on Lease Liabilities	80,647	207,604
[custom:LeasesLiabilities-0]	812,430	1,133,149
Lease liabilities		1,133,149
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	893,077	1,340,753
Interest on Lease Liabilities	80,647	207,604
Lease liabilities	£ 812,430	£ 1,133,149